DEBT - Convertible Senior Notes (Details) - Convertible Debt - 2026 Notes $ / shares in Units, ¥ in Millions	1 Months Ended
	May 31, 2020 USD ($) $ / shares	May 31, 2020 CNY (¥)	May 31, 2020 CNY (¥)
DEBT
Aggregate principal amount	$ 500,000,000
Fixed interest rate (as a percent)	3.00%		3.00%
Proceeds from issuance of debt	$ 493,000,000	¥ 3,499
Debt issuance costs	$ 7,000,000		¥ 49
Initial conversion price | $ / shares	$ 23.971
Increment used for debt conversion	$ 1,000
Repurchase price as a percentage of principal amount	100.00%	100.00%
Initial conversion rate per ADS	41.72	41.72